Condensed Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jan. 20, 2021
Balance, shares at Jan. 20, 2021
Issuance of Common Shares in exchange for cash (Note 1)		$ 90				90
Issuance of Common Shares in exchange for cash (Note 1), shares		2,800,000
Issuance of Common Shares as part of the Plan of Merger (Note 1)		$ 359,505	(359,505)
Issuance of Common Shares as part of the Plan of Merger (Note 1), shares		1,000,000
Issuance Common Shares, net of issuance costs (Note 1)		$ 1,478,582				1,478,582
Issuance Common Shares, net of issuance costs (Note 1), shares		1,003,012
Issuance of Common Shares, net of issuance costs of $62,155		$ 2,519,766	199,672			2,719,438
Issuance of Common Shares, net of issuance costs of $138,256, shares		1,001,242
Share-based compensation related to grants of stock options			346,822			346,822
Foreign currency translation adjustment loss, net of provision for income taxes					(45,673)	(45,673)
Net loss				(1,936,020)		(1,936,020)
Balance at Sep. 30, 2021		$ 4,357,943	186,989	(1,936,020)	(45,673)	2,563,239
Balance, shares at Sep. 30, 2021		5,804,254
Balance at Jan. 20, 2021
Balance, shares at Jan. 20, 2021
Issuance of Common Shares in exchange for cash (Note 1)		$ 90				90
Issuance of Common Shares in exchange for cash (Note 1), shares		2,800,000
Issuance of Common Shares as part of the Plan of Merger (Note 1)		$ 359,505	(359,505)
Issuance of Common Shares as part of the Plan of Merger (Note 1), shares		1,000,000
Issuance Common Shares, net of issuance costs (Note 1)		$ 1,478,582				$ 1,478,582
Issuance Common Shares, net of issuance costs (Note 1), shares		1,003,012				1,003,012
Issuance of Common Shares, net of issuance costs of $62,155
Issuance of Common Shares, net of issuance costs of $138,256, shares
Issuance of Units, net of issuance costs (Note 1)		$ 2,519,766	199,672			$ 2,719,438
Issuance of Units, net of issuance costs (Note 1), shares		1,001,242				1,001,242
Share-based compensation related to grants of stock options			355,334			$ 355,334
Foreign currency translation adjustment loss, net of provision for income taxes					(35,998)	(35,998)
Net loss				(2,921,325)		(2,921,325)
Balance at Dec. 31, 2021		$ 4,357,943	195,501	(2,921,325)	(35,998)	1,596,121
Balance, shares at Dec. 31, 2021		5,804,254
Issuance Common Shares, net of issuance costs (Note 1)		$ 974,435				974,435
Issuance Common Shares, net of issuance costs (Note 1), shares		196,400
Issuance of Common Shares, net of issuance costs of $62,155		$ 890,430				890,430
Issuance of Common Shares, net of issuance costs of $138,256, shares		178,100
Share-based compensation related to grants of stock options			369,914			369,914
Foreign currency translation adjustment loss, net of provision for income taxes					(21,476)	(21,476)
Net loss				(4,178,493)		(4,178,493)
Issuance of Common Shares – accounts payable conversion		$ 50,000				50,000
Issuance of Common Shares Accounts payable conversion, shares		10,000
Issuance of Common Shares, net of issuance costs		$ 808,453				808,453
Issuance of Common Shares, net of issuance costs, shares		162,600
Balance at Sep. 30, 2022		$ 7,081,261	$ 565,415	$ (7,099,818)	$ (57,474)	$ 489,384
Balance, shares at Sep. 30, 2022		6,351,354